CASH (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
CASH

	March 31, 2026	December 31, 2025
Cash	$634,351	$723,584
Restricted cash	13,201	5,838
Total cash	$647,552	$729,422

	December 31, 2025	December 31, 2024
Cash	723,584	3,980,712
Restricted cash	5,838	44,473
Total cash	729,422	4,025,185